Filed pursuant to Rule 497(e)

File Nos. 333-92415 and 811-09721

ALLIANZ DRESDNER DAILY ASSET FUND

Supplement dated January 11, 2008

to the

Prospectus dated March 1, 2007

Allianz Dresdner Daily Asset Fund is currently closed to any new investment and its shares are no longer being offered for sale.